Subsequent Events - Additional Information (Detail)			1 Months Ended	3 Months Ended
	Oct. 17, 2017 USD ($) Days Director shares	Feb. 13, 2017 USD ($)	Feb. 28, 2017 USD ($)	Mar. 31, 2017 USD ($) ft²
LJ Gateway, LLC | New Premises
Subsequent Event [Line Items]
Lease amendment, additional space | ft²				3,580
Monthly base rent		$ 10,203
Abacus Data Systems, Inc | Original Premises
Subsequent Event [Line Items]
Base rent discount for months five through nine			50.00%	50.00%
Base rent for month second			$ 27,768	$ 27,768
Base rent for months first, three and four				$ 0.00
Percentage of annual increase of monthly base rent			3.00%	3.00%
Additional security deposit			$ 30,317	$ 30,317
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Number of directors | Director	7
Subsequent Event | Merger Agreement | Private Placement Transaction
Subsequent Event [Line Items]
Common stock to be issued in private placement	$ 20,000,000
Subsequent Event | Merger Agreement | Evofem Biosciences, Inc.
Subsequent Event [Line Items]
Preferred stock converted into common stock | shares	1
Merger agreement terms and conditions	Subject to the terms and conditions of the Merger Agreement, at the Effective Time: (a) each share of Evofem common stock (on an as-converted basis) will be converted solely into the right to receive shares of the Company’s common stock (the Company Common Stock) equal to the common stock exchange ratio described in the Merger Agreement; (b) each outstanding shares of Evofem Series D preferred stock will be converted solely into the right to receive shares of the Company Common Stock equal to the Series D preferred stock exchange ratio described in the Merger Agreement; and (c) each outstanding Evofem stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company.
Sale price of common stock, threshold consecutive trading days | Days	30
Preferred stock conversion, description	Each outstanding share of Evofem’s preferred stock (other than shares of Evofem’s Series D preferred stock) will be converted into one share of Evofem common stock.
Number of directors | Director	6
Merger Agreement termination fee	$ 1,500,000
Subsequent Event | Merger Agreement | Evofem Biosciences, Inc. | Maximum
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares	12,000,000
Subsequent Event | Merger Agreement | Neothetics, Inc.
Subsequent Event [Line Items]
Number of directors | Director	1
Subsequent Event | Merger Agreement | Neothetics, Inc. | Maximum
Subsequent Event [Line Items]
Merger Agreement termination fee	$ 1,500,000